Common shares	12 Months Ended
Dec. 31, 2019
Common shares
Common shares

16.          Common shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 1,000,000,000 shares of USD 0.00025 par value per common share as of December 31, 2019. Each common share is entitled to one vote.  The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2018 and 2019, there were 336,522,780 and 339,165,241 common shares outstanding, respectively.